Retirement Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net settlement charge due to the transfer of a large number of the company's employees	$ (2,000,000)
Minimum time period for expected rate of return	10 years
Maximum time period for expected rate of return	20 years
Accrued cost related to retirement plans included in other long term liabilities	42,800,000	45,500,000
Change in equity as a result of change in deferred net loss	(1,900,000)	12,800,000	1,500,000
Change in equity as result of change in deferred net loss taxes	(1,100,000)	7,200,000	800,000
Company contribution under deferred compensation plan	700,000	200,000	100,000
Pension Plans, Defined Benefit [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Rate of qualified earnings credited to the account of the participant of benefit plan	3.00%
Retirement age benefit payable to a terminated vested participant upon retirement	65
Retirement age for benefit payments, earliest age allowed contingent of minimum service requirement	55
Number of years of service at the time plan was frozen for the eligibility of benefit payable to terminated vested participant at age 55	15 years
Net settlement charge due to the transfer of a large number of the company's employees	(1,960,000)
Expected contribution to defined benefit plan	1,600,000
Net loss recognized in other comprehensive income	3,000,000	(20,000,000)
Unrecognized actuarial losses included in other comprehensive loss, net of tax	30,500,000	32,400,000
Unrecognized actuarial losses included in other comprehensive loss	47,600,000	50,600,000
Defined benefit plan amounts that will be amortized from accumulated other comprehensive income loss in next fiscal year	1,300,000
Pension Plans, Defined Benefit [Member] | Domestic Equity [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined benefit plan	42.75%
Pension Plans, Defined Benefit [Member] | International [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined benefit plan	11.25%
Pension Plans, Defined Benefit [Member] | Fixed Income Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined benefit plan	41.50%
Pension Plans, Defined Benefit [Member] | Cash [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined benefit plan	4.50%
Non Qualified Retirement Plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Accumulated benefit obligation for defined benefit plan	16,000,000
Retirement Savings Plan [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Percentage of amount contributed by Company with respect to employee's contribution			100.00%
Discretionary profit sharing contribution	2.00%
Company contribution	$ 4,700,000	$ 6,000,000	$ 4,900,000
Retirement Savings Plan [Member] | Maximum [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Maximum percentage of Company contribution of employee's salary	4.00%		4.00%